Shareholder Report, Average Annual Return (Details)	4 Months Ended			5 Months Ended	6 Months Ended			7 Months Ended	8 Months Ended
	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025
YieldMax(R) AI & Tech Portfolio Option Income ETF
Average Annual Return [Line Items]
Average Annual Return, Percent							10.52%
YieldMax(R) Crypto Industry & Tech Portfolio Option Income ETF
Average Annual Return [Line Items]
Average Annual Return, Percent								6.31%
YieldMax(R) Dorsey Wright Featured 5 Income ETF
Average Annual Return [Line Items]
Average Annual Return, Percent									(3.10%)
YieldMax(R) Dorsey Wright Hybrid 5 Income ETF
Average Annual Return [Line Items]
Average Annual Return, Percent									(1.41%)
YieldMax(R) MSTR Short Option Income Strategy ETF
Average Annual Return [Line Items]
Average Annual Return, Percent			(19.99%)
YieldMax(R) Nasdaq 100 0DTE Covered Call Strategy ETF
Average Annual Return [Line Items]
Average Annual Return, Percent					2.56%
YieldMax(R) R2000 0DTE Covered Call Strategy ETF
Average Annual Return [Line Items]
Average Annual Return, Percent				3.79%
YieldMax(R) S&P 500 0DTE Covered Call Strategy ETF
Average Annual Return [Line Items]
Average Annual Return, Percent						2.36%
YieldMax(R) Semiconductor Portfolio Option Income ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	20.46%
YieldMax(R) Target 12(TM) Big 50 Option Income ETF
Average Annual Return [Line Items]
Average Annual Return, Percent											8.74%
YieldMax(R) Target 12(TM) Real Estate Option Income ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		3.54%
YieldMax(R) Target 12(TM) Semiconductor Option Income ETF
Average Annual Return [Line Items]
Average Annual Return, Percent										12.23%
S&P 500® Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.24%	20.59%	11.45%	9.07%	5.40%	5.27%	4.87%	9.38%	5.19%	5.73%	8.11%